CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2018	€ 46,549	€ 4,836	€ 86,803	€ (46,410)	€ 1,320	€ 35	€ 46,584
Loss for the period	(10,105)			(10,105)		(166)	(10,271)
Foreign currency translations	(193)				(193)		(193)
Equity-settled share-based payment	501		501				501
Share-based payment transaction with the non-controlling shareholder of a subsidiary	604		604			216	820
Balance at the end at Sep. 30, 2019	37,356	4,836	87,908	(56,515)	1,127	85	37,441
Balance at the beginning at Dec. 31, 2018	46,549	4,836	86,803	(46,410)	1,320	35	46,584
Loss for the period							(13,978)
Balance at the end (Previously stated) at Dec. 31, 2019	33,531
Balance at the end at Dec. 31, 2019		4,836	88,077	(60,124)	742	(13)	33,518
Loss for the period | Previously stated	(11,637)
Loss for the period				(11,637)		(122)	(11,759)
Foreign currency translations | Previously stated	901
Foreign currency translations					901		901
Equity-settled share-based payment | Previously stated	503
Equity-settled share-based payment			503				503
Balance at the end (Previously stated) at Sep. 30, 2020	€ 23,298
Balance at the end at Sep. 30, 2020		€ 4,836	€ 88,580	€ (71,761)	€ 1,643	€ (135)	€ 23,163